GOING CONCERN AND MANAGEMENT’S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of March 31, 2026, the Company had an accumulated deficit of $236,064,897 and a working capital deficit of $40,724,721. As of March 31, 2026, the Company was in default of $18,714,423 plus accrued interest on debt instruments due to non-payment upon maturity dates or failure to comply with the loan’s contractual payment terms. Current cash balances are not sufficient to satisfy obligations currently due. Management is exploring capital raising options which may or may not become available on a timely basis to meet the obligations that are past due. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for one year from the date of the issuance of these financial statements. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Management’s Plans

As a public company, Management believes it will be able to access the public equities market for fund raising for product development, sales and marketing and inventory requirements as we expand our distribution in the U.S. market. During the three months ended March 31, 2026, the Company received $190,000 in new promissory notes, and $215,000 in convertible notes. Subsequent to March 31, 2026, the Company received $100,000 in exchange for a promissory note of $110,000 and received $93,000 in exchange for a convertible promissory note of $100,000.

On April 11, 2025, the Company entered into an Equity Financing Agreement (the “2025 Financing Agreement”) and Registration Rights Agreement (the “2025 Registration Rights Agreement”) with GHS. Under the terms of the Financing Agreement, GHS has agreed to provide the Company with up to $10,000,000 (the “Commitment Amount”) of funding upon effectiveness of a registration statement on Form S-1. Pursuant to the effectiveness of the registration statement the Company has the right to deliver puts to GHS and GHS will be obligated to purchase shares of our common stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed three hundred percent (300%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the 2025 Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equalling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest trading price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put iso GHS. No put will be made in an amount equalling less than $10,000 or greater than $1,000,000. Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares. The Company also agreed to issue to the investor as an equity incentive shares (the “Commitment Shares”) equal to one quarter of one percent (0.25%) of the Commitment Amount, priced at a fixed price equaling ninety-five (95%) of the VWAP for the trading day preceding the execution of Agreements. This equates to $25,000, and as of the filing date of this quarterly report the shares have not been issued. On May 7, 2025, the Company receive a Notice of Effectiveness for the sale of up to 800,000 post reverse split (4,000,000,000 prior to the reverse split) shares of the Company’s common stock to GHS, pursuant to the April 11, 2025, Financing Agreement and Registration Rights Agreement. For the three months ended March 31, 2026, the Company sold to GHS 439,796 post reverse split shares of common stock for proceeds of $47,069 net of offering costs and $5,000 of note payables paid.

Ozop Energy Systems

OES operates in the renewable, electric vehicle (“EV”), energy storage and energy resiliency sectors. We are engaged in multiple business lines that include project development as well as equipment distribution.

Equipment Distributor: In April 2021, the Company signed a five-year lease (beginning June 1, 2021) of approximately 8,100 SF in California, for office and warehouse space to support the sales and distribution of our west coast operations. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California. Pursuant to the Sublease agreement, the third party will be responsible for all of the Company’s lease obligations through May 31, 2026, the lease termination date.

Modular Energy Distribution System: The NeoVolt™ System comprises the design engineering, installation, and operational methodologies as well as the financial arbitrage of how we produce, capture and distribute electrical energy for the EV markets. Our NeoVoltTM System offers (1) charging locations that can be installed with reduced delays, restricted areas or load limits and (2) EV charger electricity that is produced from renewable sources claiming little to no carbon footprint.

The Company has developed a business plan for NeoVolt™, a scalable battery storage solution that aims to relieve the stress on existing grid infrastructure by providing distributed energy storage. With the first stage of engineered technical drawings completed, we are advancing to stage two and preparing to construct the initial prototype or proof of concept (PoC). NeoVolt™ is designed with advanced features, including automatic adoption of connected devices and dynamic load balancing through a master-slave configuration. These capabilities enable NeoVolt™ to seamlessly integrate with and manage energy flows across multiple devices. Furthermore, the PoC is contingent upon recent advancements in EV charging and discharging standardizations, including on-board inverters and bi-directional capabilities, to ensure compatibility and efficiency in both residential and commercial applications.

OZOP Plus

Ozop Plus markets vehicle service contracts (VSC’s”) for electric vehicles (EV’s) that offer consumers to be able to purchase additional months and miles above the manufacturer’s warranty and to also bring added value to EV owners by utilizing our partnerships and strengths in the energy market to offer unique and innovative services. EVCO has agreements with others whereby the battery premium associated with any EV VSC will be ceded to EVCO. OZOP Plus markets vehicle service contracts (“VSC’s”) for electric vehicles (EV’s) that offer consumers to be able to purchase additional months and miles above the manufacturer’s warranty and to also bring added value to EV owners by utilizing our partnerships and strengths in the energy market to offer unique and innovative services. Among EV owners’ concerns are the EV battery repair and replacement costs, range anxiety, environmental responsibilities, roadside assistance, and the accelerated wear on additional components that EV vehicles experience. Management believes that the OZOP Plus marketed VSC’s will give “peace of mind” to the EV buyer. On October 23, 2024, Ozop Capital Partners, Inc. entered into an agreement with Empire Auto Protect (“Empire”). Under the agreement, Empire will white label Royal Administration’s Fully Charged VSC, to be marketed as Empire Plus. OZOP Plus will be ceded the battery premium portion of all of the Empire Plus VSC’s contracted.

Ozop Engineering and Design

OED was formed to become a premier engineering and lighting control design firm. OED offers product and design support for lighting and solar projects with a focus on fast lead times and technical support. OED and our partners are able to offer the resources needed for lighting, solar and electrical design projects. OED provides its’ customers systems to coordinate the understanding of electrical usage with the relationship between lighting design and lighting controls, by developing more efficient ecofriendly designs by working with architects, engineers, facility managers, electrical contractors and engineers. OED specializes in lighting commissioning services. On September 27, 2024, OED signed an agreement with Leviton Manufacturing Co, Inc., to serve as a field service technician for their advanced lighting control systems.

Automated Room Controls (ARC)

ARC is developing products to be an advanced lighting controls system, intricately engineered to integrate sophisticated wired and wireless technologies. At its core, it employs a hybrid network topology that facilitates both resilient wired connections and flexible wireless communications, making it suitable for complex infrastructural environments. The system is equipped with an array of sensors and control nodes, enabling precise light management and energy usage monitoring. With support for protocols such as DALI and Zigbee, alongside the capability for seamless integration with IoT platforms, ARC offers a comprehensive solution for intricate lighting networks. This system is designed not just for control and efficiency, but also for adaptability to diverse architectural and electrical layouts, embodying a technical solution for advanced, energy-conscious lighting management.

NOTE 2 – GOING CONCERN AND MANAGEMENT’S PLANS

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As of December 31, 2025, the Company had an accumulated deficit of $233,581,184 and a working capital deficit of $39,740,819. As of December 31, 2025, the Company was in default of $18,714,423 plus accrued interest on debt instruments due to non-payment upon maturity dates or failure to comply with the loan’s contractual payment terms. These factors, among others, raise substantial doubt about the ability of the Company to continue as a going concern for one year from the date of the issuance of these financial statements. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Management’s Plans

As a public company, Management believes it will be able to access the public equities market for fund raising for product development, sales and marketing and inventory requirements as we expand our distribution in the U.S. market. Subsequent to December 31, 2025, the Company has received $290,000 in new promissory notes, and 215,000 in new convertible notes (See subsequent event footnote).

On May 2, 2023, the Company entered into an Equity Financing Agreement (the “Financing Agreement”) and Registration Rights Agreement (the “Registration Rights Agreement”) with GHS. Under the terms of the Financing Agreement, GHS has agreed to provide the Company with up to $10,000,000 of funding upon effectiveness of a registration statement on Form S-1. Pursuant to the effectiveness of the registration statement on July 19, 2023, the Company has the right to deliver puts to GHS and GHS will be obligated to purchase shares of our common stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred fifty percent (250%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equaling less than $10,000 or greater than $750,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares. During the year ended December 31, 2024, the Company sold to GHS 29,304 post reverse split (146,517,693 prior to the reverse split) shares of common stock for proceeds of $172,117 net of offering costs.

On January 26, 2024, the Company receive a Notice of Effectiveness for the sale of up to 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of the Company’s common stock to GHS, pursuant to the May 2, 2023, Financing Agreement and Registration Rights Agreement. The terms and conditions are similar to the terms and conditions of the July 19, 2023, registration statement. During the year ended December 31, 2024, the Company sold to GHS 200,000 post reverse split (1,000,000,000 prior to the reverse split) shares of common stock and received $760,160, net of offering costs.

On July 30, 2024, the Company receive a Notice of Effectiveness for the sale of up to 400,000 post reverse split (2,000,000,000 prior to the reverse split) shares of the Company’s common stock to GHS, pursuant to the May 2, 2023, Financing Agreement and Registration Rights Agreement. The terms and conditions are similar to the terms and conditions of the July 19, 2023, registration statement. During the year ended December 31, 2024, the Company sold to GHS 91,598 post reverse split (457,990,649 prior to the reverse split) shares of common stock and received $280,094, net of offering costs. During the year ended December 31, 2025, the Company sold to GHS 272,919 post reverse split (1,364,594,180 prior to the reverse split) shares of common stock respectively for proceeds of $295,965, net of offering costs.

On April 11, 2025, the Company entered into an Equity Financing Agreement (the “2025 Financing Agreement”) and Registration Rights Agreement (the “2025 Registration Rights Agreement”) with GHS. Under the terms of the Financing Agreement, GHS has agreed to provide the Company with up to $10,000,000 (the “Commitment Amount”) of funding upon effectiveness of a registration statement on Form S-1. Pursuant to the effectiveness of the registration statement the Company has the right to deliver puts to GHS and GHS will be obligated to purchase shares of our common stock based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed three hundred percent (300%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the 2025 Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the trading price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put iso GHS. No put will be made in an amount equaling less than $10,000 or greater than $1,000,000. Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares. The Company also agreed to issue to the investor as an equity incentive shares (the “Commitment Shares”) equal to one quarter of one percent (0.25%) of the Commitment Amount, priced at a fixed price equaling ninety-five (95%) of the VWAP for the trading day preceding the execution of Agreements. This equates to $25,000, and as of the filing date of this quarterly report the shares have not been issued. On May 7, 2025, the Company receive a Notice of Effectiveness for the sale of up to 800,000 post reverse split (4,000,000,000 prior to the reverse split) shares of the Company’s common stock to GHS, pursuant to the April 11, 2025, Financing Agreement and Registration Rights Agreement. For the year ended December 31, 2025, the Company sold GHS 223,244 post reverse split (1,116,220,813 prior to the reverse split) shares of common stock for proceeds of $96,203, net of offering costs. Subsequent to December 31, 2025, the Company sold GHS 439,796 post reverse split shares of common stock for proceeds of $47,068 net of offering costs and $5,000 of note payables paid.

OES operates in the renewable, electric vehicle (“EV”), energy storage and energy resiliency sectors. We are engaged in multiple business lines that include project development as well as equipment distribution.

Equipment Distributor: In April 2021, the Company signed a five-year lease (beginning June 1, 2021) of approximately 8,100 SF in California, for office and warehouse space to support the sales and distribution of our west coast operations. On February 22, 2023, with an effective date of March 1, 2023, the Company entered into a Sublease for a Single Subleasee Agreement (the “Sublease”) with the landlord and a third party for the office and warehouse in Carlsbad California. Pursuant to the Sublease agreement, the third party will be responsible for all of the Company’s lease obligations through May 31, 2026, the lease termination date.

Modular Energy Distribution System: The NeoVolt™ System comprises the design engineering, installation, and operational methodologies as well as the financial arbitrage of how we produce, capture and distribute electrical energy for the EV markets. Our NeoVoltTM System offers (1) charging locations that can be installed with reduced delays, restricted areas or load limits and (2) EV charger electricity that is produced from renewable sources claiming little to no carbon footprint.

The Company has developed a business plan for NeoVolt™, a scalable battery storage solution that aims to relieve the stress on existing grid infrastructure by providing distributed energy storage. With the first stage of engineered technical drawings completed, we are advancing to stage two and preparing to construct the initial prototype or proof of concept (PoC). NeoVolt™ is designed with advanced features, including automatic adoption of connected devices and dynamic load balancing through a master-slave configuration. These capabilities enable NeoVolt™ to seamlessly integrate with and manage energy flows across multiple devices. Furthermore, the PoC is contingent upon recent advancements in EV charging and discharging standardizations, including on-board inverters and bi-directional capabilities, to ensure compatibility and efficiency in both residential and commercial applications.

OED specializes in lighting commissioning services. On September 27, 2024, OED signed an agreement with Leviton Manufacturing Co, Inc., to serve as a field service technician for their advanced lighting control systems.

Ozop Plus markets vehicle service contracts (“VSC’s”) for electric vehicles (EV’s) that offer consumers to be able to purchase additional months and miles above the manufacturer’s warranty and to also bring added value to EV owners by utilizing our partnerships and strengths in the energy market to offer unique and innovative services. Among EV owners’ concerns are the EV battery repair and replacement costs, range anxiety, environmental responsibilities, roadside assistance, and the accelerated wear on additional components that EV vehicles experience. Management believes that the Ozop Plus marketed VSC’s will give “peace of mind” to the EV buyer. On October 23, 2024, Ozop Capital Partners, Inc. entered into an agreement with Empire Auto Protect (“Empire”). Under the agreement, Empire will white label Royal Administration’s Fully Charged VSC, to be marketed as Empire Plus. OZOP Plus will be ceded the battery premium portion of all of the Empire Plus VSC’s contracted.

ARC has developed products to be an advanced lighting controls system, intricately engineered to integrate sophisticated wired and wireless technologies. At its core, it employs a hybrid network topology that facilitates both resilient wired connections and flexible wireless communications, making it suitable for complex infrastructural environments. The system is equipped with an array of sensors and control nodes, enabling precise light management and energy usage monitoring. With support for protocols such as DALI and Zigbee, alongside the capability for seamless integration with IoT platforms, ARC offers a comprehensive solution for intricate lighting networks. This system is designed not just for control and efficiency, but also for adaptability to diverse architectural and electrical layouts, embodying a technical solution for advanced, energy-conscious lighting management.